Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Interest income (expenses)	$ 164	1,022	2,612	544	$ (2)	(13)	(18)	(12)
General and administrative expenses					(396)	(2,468)	(3,281)	(14,411)
Other income							1,116
Loss before equity in undistributed earnings of subsidiaries					(398)	(2,482)	(2,183)	(14,423)
Equity in earnings of subsidiaries					(8,339)	(51,956)	22,515	58,478
Net income					$ (8,738)	(54,437)	20,332	44,055